SUBSEQUENT EVENTS (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended								0 Months Ended		2 Months Ended	0 Months Ended				1 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)	Dec. 31, 2014 Restricted Shares [Member]	Dec. 31, 2013 Restricted Shares [Member]	Dec. 31, 2012 Restricted Shares [Member]	Jan. 30, 2015 Subsequent Event [Member] Restricted Shares [Member] USD ($)	Jan. 15, 2015 Subsequent Event [Member] Hesine Technologies International Worldwide Inc. [Member]	Feb. 28, 2015 Subsequent Event [Member] Common Stock [Member] USD ($)	Jan. 15, 2015 Subsequent Event [Member] Hesine Technologies, Inc. [Member] USD ($)	Jan. 15, 2015 Subsequent Event [Member] Hesine Technologies, Inc. [Member] CNY	Mar. 31, 2015 Subsequent Event [Member] FL Mobile [Member] Taiyue Fund [Member] USD ($)	Mar. 31, 2015 Subsequent Event [Member] FL Mobile [Member] Taiyue Fund [Member] CNY	Mar. 31, 2015 Subsequent Event [Member] Bridge loan to third-party[Member] FL Mobile [Member] item	Mar. 31, 2015 Subsequent Event [Member] Bridge loan one [Member] FL Mobile [Member] USD ($)	Mar. 31, 2015 Subsequent Event [Member] Bridge loan one [Member] FL Mobile [Member] CNY	Mar. 31, 2015 Subsequent Event [Member] Bridge loan two [Member] FL Mobile [Member] USD ($)	Mar. 31, 2015 Subsequent Event [Member] Bridge loan two [Member] FL Mobile [Member] CNY
Subsequent Event [Line Items]
Debt conversion, debt amount												$ 4,728	29,333
Percentage of equity interest in equity method investee										48.34%				17.54%	17.54%
Equity method investments	18,952	[1]	16,687	[1]										3,269	20,000
Amount of interest free loan																	1,961	12,000	1,961	12,000
Shares repurchased (in shares)											1,689,000
Shares repurchased, value	15,726		6,682		1,346						1,299,000
Number of shares granted						10,568,399	52,643,485	47,973,506	2,079,020
Total value of shares granted									$ 1,426
Amount of loan																2
Number of PRC entities in bridge loan agreement																2
Interest rate																5.00%
Maturity term																6 months

[1]	Balances are presented using period-end exchange rate of RMB against USD.